--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200
================================================================================






Dear Shareholder:



We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 2000.


The Fund had net assets of $87,814,730 and 1,183 active shareholders as of August 31, 2000.


We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Tax Exempt Investments (17.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Anthony Wayne, OH Local School District BAN (b)                   12/21/00     4.29%  $  2,502,424
  2,500,000   Dade County, FL School District of Miami RAN                      11/15/00     3.71      2,501,131    MIG-1
  2,500,000   David County, UT TRAN (b)                                         12/29/00     4.40      2,504,839
  5,000,000   Huntington County Time Warrents
              (Huntington County Community School) (b)                          12/29/00     4.40      5,000,770
  3,000,000   Weber County, UT TRAN (b)                                         12/29/00     4.35      3,003,835
-----------                                                                                         ------------
 15,500,000   Total Tax Exempt Investments                                                            15,512,999
-----------                                                                                         ------------
Variable Rate Demand Instruments (c) (58.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC NationsBank                                                   11/01/22     4.40%  $ 1,000,000               A1+
  1,000,000   Burke County, GA PCRB (Georgia Power Company Plant)               09/01/26     4.30     1,000,000     VMIG-1     A
  1,978,000   Duval & Escambia Counties, FL Clipper - Series 2000-3             03/27/05     4.53     1,978,000     VMIG-1
  3,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                      07/01/04     4.35     3,115,000               A1+
  1,140,000   Florida Development Finance Corporation
              (Intrepid Powerboats, Inc.) (b)
              LOC Suntrust Bank                                                 06/01/23     4.40     1,140,000
  2,000,000   Florida Housing Finance Agency (Buena Vista Project) - Series AA
              Collateralized by Federal Home Loan Mortgage Corporation          11/01/07     4.10     2,000,000               A1+
  1,000,000   Florida Housing Finance Agency (Heron Park Project) - Series V
              LOC NationsBank                                                   12/01/29     4.35     1,000,000     VMIG-1
  1,345,000   Florida Housing Finance Agency MHRB
              (Fairmount Oaks Project) - Series 1989E
              LOC Comerica Bank                                                 04/01/26     4.45     1,345,000               A1
  1,000,000   Florida Housing Finance Agency (Tiffany Club Project)
              LOC NationsBank                                                   09/01/26     4.30     1,000,000     VMIG-1
  2,400,000   Florida Housing Finance Agency (Town Colony #1) - Series 1983E
              LOC Credit Suisse First Boston                                    12/01/05     4.30     2,400,000               A1+
  2,225,000   Gainesville, FL IDRB (Heat - Pipe Technology, Inc. Project)
              LOC Amsouth Bank                                                  05/01/18     4.35     2,225,000       Aa3
  1,200,000   Gulf Coast IDA Solid Waste Disposal
              (Citgo Petroleum Corporation Project)
              LOC NationsBank                                                   05/01/25     4.45     1,200,000     VMIG-1
  2,000,000   Gulf Coast Waste Disposal Authority (Bayer Corp)                  05/01/27     4.45     2,000,000       P1      A1+
    170,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15     4.25       170,000     VMIG-1    A1+
    720,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15     4.25       720,000     VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   360,000  Hillsborough County, FL IDA (ADP Inc. Project) (b)                02/01/01     4.45%  $    360,000
   1,000,000  Hillsborough county, FL IDA (Tampa Electric Company Project)      09/01/25     4.35      1,000,000   VMIG-1
   1,800,000  Hillsborough County, FL (Citrus Park Community Development)
              LOC Dresdner Bank                                                 11/01/16     4.25      1,800,000   VMIG-1
   2,100,000  Hillsborough County, FL (IMC Fertilizer Inc. Project)
              LOC Rabobank Nederland                                            02/01/04     4.30      2,100,000     P1
   2,000,000  Hillsborough County, FL IDA
              (National Gypsum Company Apollo Project)
              LOC Wachovia Bank & Trust, N.A.                                   04/01/30     4.35      2,000,000             A1+
     850,000  Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                         01/01/11     4.55        850,000     P1
   2,300,000  Jacksonville, FL HFA (River Garden Project)
              LOC First Union National Bank                                     02/01/18     4.25      2,300,000             A1
   2,330,000  Koch Floating Rate Trust Variable - Series (b)
              LOC AMBAC Indemnity                                               05/03/04     4.58      2,330,000
   1,600,000  Marion County, FL IDA
              (Hamilton Products, Incorporation Project) - Series 1995 (b)
              LOC Comerica Bank                                                 11/01/15     4.55      1,600,000
   2,000,000  Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust Company                                         08/01/18     4.35      2,000,000             A1
   2,200,000  Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank N.A.                                            12/01/20     4.35      2,200,000   VMIG-1
     850,000  Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto-Dominion Bank                                         01/01/11     4.45        850,000     P1
   2,500,000  Palm Beach County, FL IDRB (Northern Gallery of Art Project)
              LOC Northern Trust                                                05/01/25     4.15      2,500,000             A1+
   1,000,000  Pinellas County, FL Industry Council IDRB
              (Genca Corporation Project) (b)
              LOC PNC Bank, N.A.                                                11/01/09     4.45      1,000,000
     850,000  Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto-Dominion Bank                                         01/01/11     4.45        850,000     P1
   2,300,000  Southwestern, IL Development Authority Solid (Shell Oil Company)  11/01/25     4.45      2,300,000   VMIG-1    A1+
     900,000  St. Charles Parish, LA (Shell Oil Company Project) - Series A     10/01/22     4.45        900,000   VMIG-1    A1+
   1,700,000  Stevenson, AL IDRB (Mead Corp Project) - Series A
              LOC Bank of Austria                                               02/01/34     4.50      1,700,000             A1+
     500,000  Tampa, FL Occupation License Tax Boards - Series 1996A
              Insured by FGIC                                                   10/01/18     4.25        500,000   VMIG-1    A1+
------------                                                                                        ------------
  51,433,000  Total Variable Rate Demand Instruments                                                  51,433,000
------------                                                                                        ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Put Bonds (d) (5.12%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Putnam County, FL Development Authority
              (Seminole Electric) - Series 1984D
              LOC National Rural Utilities Cooperative Finance Corp.            12/15/04     4.35%  $  1,500,000   VMIG-1    A1+
   3,000,000  Putnam County, FL Development Authority
              (Seminole Electric) - Series H-3
              LOC National Rural Utilities Cooperative Finance Corp.            09/15/00     3.96      3,000,000   VMIG-1    A1+
------------                                                                                        ------------
   4,500,000  Total Put Bonds                                                                          4,500,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (17.86%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Florida Finance Commission (State Revolving Loan Fund Project)
              LOC First Union National Bank                                     02/20/01     4.30%  $  1,500,000     P1
   1,630,000  Gainesville, FL Utilities - Series C                              12/07/00     4.20      1,630,000     P1      A1+
   1,000,000  Hospital Board of Lee County (Lee Memorial Hospital Project)      11/14/00     4.25      1,000,000   VMIG-1    A1+
   3,200,000  Palm Beach County, FL HFA
              Insured by MBIA Insurance Corp.                                   10/04/00     4.30      3,200,000   VMIG-1    A1+
   2,150,000  Sarasota County, FL Public Hospital RB
              (Sarasota Memorial Hospital)
              LOC Suntrust Bank                                                 09/06/00     4.10      2,150,000   VMIG-1    A1+
   4,200,000  St. Lucie County, FL PCRB (Florida Power & Light) - Series 1994A  12/12/00     4.20      4,200,000   VMIG-1    A1+
   2,000,000  Sunshine State Government Finance Commission RB - Series 1986
              Insured by FGIC                                                   09/06/00     4.20      2,000,000             A1
------------                                                                                        ------------
  15,680,000  Total Tax Exempt Commercial Paper                                                       15,680,000
------------                                                                                        ------------
              Total Investments (99.22%) (Cost $87,125,999+)                                        $ 87,125,999
              Cash and Other Assets, Net of Liabilities (0.78%)                                          688,731
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 87,814,730
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 59,029,304 shares outstanding (Note 3)                                $       1.00
                                                                                                    ============
              Class B Shares, 28,785,672 shares outstanding (Note 3)                                $       1.00
                                                                                                    ============


              + Aggregate cost for federal income tax purpose is identical.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.


KEY:

     BAN        =   Bond Anticipation Note                             MHRB     =   Multi-Family Housing Revenue Bond
     FGIC       =   Financial Guaranteed Insurance Company             PCRB     =   Pollution Control Revenue Bond
     HFA        =   Housing Finance Authority                          RAN      =   Revenue Anticipation Note
     IDA        =   Industrial Development Authority                   RB       =   Revenue Bond
     IDRB       =   Industrial Development Revenue Bond                TRAN     =   Tax and Revenue Anticipation Note
     LOC        =   Letter of Credit












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2000
================================================================================


INVESTMENT INCOME
Income:
   Interest....................................................................$       3,391,231
                                                                               -----------------
Expenses: (Note 2)
   Investment management fee...................................................          346,921
   Administration fee..........................................................          182,134
   Shareholder servicing fee (Class A).........................................          143,947
   Custodian fee...............................................................           12,372
   Shareholder servicing and related shareholder expenses+.....................           79,410
   Legal, compliance and filing fees...........................................           34,260
   Audit and accounting........................................................           99,995
   Trustees' fees..............................................................            6,098
   Amortization of organization expenses.......................................              564
   Other.......................................................................            3,161
                                                                               -----------------
     Total expenses............................................................          908,862
     Less: Expenses paid indirectly (Note 2)...................................(              73)
     Less: Fees waived (Note 2)................................................(         256,841)
                                                                               -----------------
     Net expenses..............................................................          651,948
                                                                               -----------------
Net investment income..........................................................        2,739,283

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................................(             246)
                                                                               -----------------
Increase in net assets from operations.........................................$       2,739,037
                                                                               =================

+ Includes class specific transfer agency expenses of $53,378 and $14,576 for Class A and Class B shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2000 AND 1999
================================================================================


                                                                              2000                      1999
                                                                      ------------------        -------------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income..........................................    $        2,739,283        $         2,435,216

   Net realized gain (loss) on investments........................    (              246)                   -0-
                                                                      ------------------        -------------------

Increase in net assets from operations............................             2,739,037                  2,435,216

Dividends to shareholders from:

   Net investment income:

   Class A........................................................    (        1,762,192)*      (         1,620,048)*

   Class B........................................................    (          977,091)*      (           815,168)*

   Net realized gain on investments:

   Class A........................................................    (         --      )       (             1,463)

   Class B........................................................    (         --      )       (               303)

Transactions in shares of beneficial interest (Note 3):

   Class A........................................................            10,166,342        (        70,890,088)

   Class B........................................................             4,337,706        (           601,324)
                                                                      ------------------        -------------------

       Total increase (decrease)..................................            14,503,802        (        71,493,178)

Net assets:
   Beginning of year..............................................            73,310,928                144,804,106
                                                                      ------------------        -------------------
   End of year....................................................    $       87,814,730        $        73,310,928
                                                                      ==================        ===================

   *   Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 2000 the Manager voluntarily waived investment management fees and administration fees of $83,380 and $173,461, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $25,221 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $73.

3. Transactions in Shares of Beneficial Interest.

At August 31, 2000, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $87,814,976. Transactions, all at $1.00 per share, were as follows:

     Class A                                               Year Ended                         Year Ended
                                                         August 31, 2000                   August 31, 1999
                                                         ---------------                   ---------------
     Sold............................................        224,792,774                        155,272,178
     Issued on reinvestment of dividends.............          1,706,099                          1,502,955
     Redeemed........................................  (     216,332,531)                 (     227,665,221)
                                                        ----------------                   ----------------
     Net increase (decrease).........................         10,166,342                  (      70,890,088)
                                                        ================                   ================

     Class B                                               Year Ended                         Year Ended
                                                         August 31, 2000                   August 31, 1999
                                                         ---------------                   ---------------
     Sold............................................        206,097,083                        193,141,234
     Issued on reinvestment of dividends.............            931,113                            776,131
     Redeemed........................................  (     202,690,490)                 (     194,518,689)
                                                        ----------------                   ----------------
     Net increase (decrease).........................          4,337,706                  (         601,324)
                                                        ================                   ================

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 2000 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 61% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights.

                                                                     Year Ended August 31,
                                                 ------------------------------------------------------------
Class A                                            2000         1999         1998         1997         1996
-------                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income.......................     0.031        0.025        0.029        0.030        0.031
Less distributions:
   Dividends from net investment income........  (  0.031)    (  0.025)    (  0.029)    (  0.030)    (  0.031)
                                                  -------      -------      -------      -------      -------
Net asset value, end of year...................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========
Total Return...................................     3.09%        2.50%        2.92%        3.08%        3.09%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $  59,029    $  48,863    $ 119,754    $  96,683    $  36,758
Ratios to average net assets:
Expenses (Net of waivers and reimbursements)...     0.85%        0.78%        0.75%        0.57%        0.56%
Net investment income..........................     3.06%        2.51%        2.86%        3.03%        3.05%
Expenses paid indirectly.......................     --           --           --           --           0.06%
Management and administration fees waived and
   expense reimbursed..........................     0.30%        0.29%        0.27%        0.51%        0.67%

                                                                     Year Ended August 31,
                                                 ------------------------------------------------------------
Class B                                            2000         1999         1998         1997         1996
-------                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income.......................     0.033        0.028        0.032        0.033        0.033
Less distributions:
   Dividends from net investment income........  (  0.033)    (  0.028)    (  0.032)    (  0.033)    (  0.033)
                                                  -------      -------      -------      -------      -------
Net asset value, end of year...................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========
Total Return...................................     3.39%        2.80%        3.22%        3.34%        3.35%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $  28,786    $  24,448    $  25,050    $  11,782    $   9,611
Ratios to average net assets:
Expenses (Net of waivers and reimbursements)...     0.56%        0.50%        0.46%        0.30%        0.31%
Net investment income..........................     3.35%        2.78%        3.16%        3.27%        3.34%
Expenses paid indirectly.......................     --           --           --           --           0.06%
Management and administration fees waived and
   expense reimbursed..........................     0.30%        0.29%        0.27%        0.51%        0.67%



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FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================



To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended August 31, 1998 were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.









PricewaterhouseCoopers LLP
New York, New York
September 29, 2000






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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL800A

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

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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND
























                                  Annual Report
                                 August 31, 2000









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